Acquisitions - Schedule of value of total consideration (Details) - CAD ($)		1 Months Ended		3 Months Ended
	Mar. 11, 2022	Sep. 30, 2021	May 21, 2021	May 31, 2022
South Dakota Partners Inc [Member]
Business Acquisition [Line Items]
Stock (Parent Special Stock)			$ 12,340,570
Value of the contingent consideration liability			1,139,910
Earn-out /Contingent Consideration (Revenue)			(21,924)
Earn-out /Contingent Consideration (Net Assets)			$ (1,376,776)
Number of common stock issued as consideration			19,162,000	19,162,000
Total Consideration			$ 12,081,780
Simbex, LLC [Member]
Business Acquisition [Line Items]
Cash		$ 4,428,900
Working Capital Adjustment		1,262,859
Value of Escrowed Stock		126,540
Stock (Parent Special Stock)		6,769,769
Earn-out /Contingent Consideration (Net Assets)		$ 6,643,229
Number of common stock issued as consideration		6,383,954
Total Consideration		$ 12,461,528
Mio Guard [Member]
Business Acquisition [Line Items]
At closing (1,300,000 Class B units)	$ 702,000
Quarterly Earnout payments (Maximum of 2,700,000 Class B Units)	1,166,465
Total Consideration	$ 1,868,465
Common Class B [Member] | Mio Guard [Member]
Business Acquisition [Line Items]
Number of common stock issued as consideration	1,300,000
Quarterly Earnout payments, maximum units issued	2,700,000